CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Held In [Line Items]
Cash	$ 17,507,157	$ 13,961,537	$ 7,860,728
Cashable high interest savings accounts		8,993,034	25,490,443
Cashable guaranteed investment certificates			21,675,000
Total	17,507,157	22,954,571	55,026,171	$ 5,193,561
Canadian dollars
Cash Held In [Line Items]
Cash	70,112	6,386,135	635,614
Cashable high interest savings accounts		4,713,385	8,738,088
United States dollars
Cash Held In [Line Items]
Cash	16,989,119	7,231,160	7,104,699
Cashable high interest savings accounts		4,279,649	16,752,355
Euros
Cash Held In [Line Items]
Cash	$ 447,926	$ 344,242	$ 120,415